AXS Esoterica NextG Economy ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.2%
	AEROSPACE/DEFENSE — 1.1%
2,332	Space Exploration Technologies Corp. - Class A*	$398,445
	COMMERCIAL SERVICES — 1.0%
487	Quanta Services, Inc.	350,659
	COMPUTERS — 5.4%
714	Sandisk Corp.*	1,623,443
329	Seagate Technology Holdings PLC	317,485
		1,940,928
	ELECTRICAL COMPONENTS & EQUIPMENT — 2.5%
2,118	Eaton Corp. PLC	902,522
	ELECTRONICS — 1.0%
2,225	Flex Ltd.*	360,606
	HEALTHCARE-PRODUCTS — 2.4%
3,222	Natera, Inc.*	874,612
	INTERNET — 14.1%
4,367	Alphabet, Inc. - Class C	1,542,992
6,801	Amazon.com, Inc.*	1,620,951
1,562	Meta Platforms, Inc. - Class A	879,859
10,383	Robinhood Markets, Inc. - Class A*	1,041,207
		5,085,009
	MACHINERY-CONSTRUCTION & MINING — 5.9%
1,151	GE Vernova, Inc.	1,352,264
4,200	Siemens Energy A.G.	796,148
		2,148,412
	SEMICONDUCTORS — 53.5%
3,378	Advanced Micro Devices, Inc.*	1,962,314
2,915	Applied Materials, Inc.	2,107,545
823	ASML Holding N.V.	1,637,309
3,679	Broadcom, Inc.	1,389,742
12,882	Intel Corp.*	1,798,714
910	MACOM Technology Solutions Holdings, Inc.*	346,137
7,019	Marvell Technology, Inc.	2,090,890
2,250	Micron Technology, Inc.	2,597,152
8,643	NVIDIA Corp.	1,729,378
3,961	QUALCOMM, Inc.	731,953
6,170	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,946,607
		19,337,741

AXS Esoterica NextG Economy ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE — 10.3%
2,623	Cadence Design Systems, Inc.*	$984,464
2,757	Cloudflare, Inc.*	676,237
3,240	CoreWeave, Inc. - Class A*	322,510
677	Microsoft Corp.	252,535
1,771	Synopsys, Inc.*	789,990
2,738	Take-Two Interactive Software, Inc.*	684,445
		3,710,181
	TOTAL COMMON STOCKS
	(Cost $25,520,667)	35,109,115
	EXCHANGE-TRADED FUNDS — 1.8%
8,935	Roundhill Memory ETF*	659,850
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $618,570)	659,850
	TOTAL INVESTMENTS — 99.0%
	(Cost $26,139,237)	35,768,965
	Other Assets in Excess of Liabilities — 1.0%	356,019
	TOTAL NET ASSETS — 100.0%	$36,124,984

PLC – Public Limited Company
ADR – American Depository Receipt
ETF – Exchange-Traded Fund

*Non-income producing security.